SSGA ACTIVE TRUST

SPDR® SSGA Income Allocation ETF

SPDR SSGA Global Allocation ETF

(each a “Fund”, collectively the “Funds”)

Supplement dated February 1, 2019 to the Summary Prospectuses, Prospectus and

Statement of Additional Information (“SAI”) each dated October 31, 2018,

each as may be supplemented from time to time

Effective immediately, Timothy Furbush no longer serves as a Portfolio Manager of either Fund. Accordingly, effective immediately, all references to Timothy Furbush in each Fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

02012019SUP